Related party balances and transactions (Details Narrative) - USD ($)	May 06, 2024	Mar. 16, 2024	Jun. 30, 2025	Dec. 31, 2024
8i Enterprises Ptd Ltd [Member]
Related Party Transaction [Line Items]
Advisory service fee			$ 180,000	$ 135,000
8i Digital Services Ptd Ltd [Member]
Related Party Transaction [Line Items]
Accrued professional consulting services			$ 21,948
Fortress Cove Limited [Member]
Related Party Transaction [Line Items]
Business aquisition, description	The acquisition of Fortress Cove and its subsidiary CKHP closed on May 8, 2024. Meng Dong (James) Tan, a significant shareholder of EUDA, who holds more than 25% of the currently issued and outstanding ordinary shares of the EUDA, is also a 40% shareholder of Fortress Cove Limited.
8i Enterprises Ptd Ltd [Member]
Related Party Transaction [Line Items]
Advisory service term		12 months